FINANCIAL INSTRUMENTS - Interest Rate Hedging (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 6,946	$ 8,549
Fair value	$ (53,276)	$ (60,623)
Interest rate swaps of US$ SOFR debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	7,382	4,016
Fair value		$ 13
Fair value	$ (2)
Interest rate swaps of US$ SOFR debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.90%	5.20%
Interest rate swaps of US$ SOFR debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	3.70%
Interest rate caps of US$ SOFR debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	3,800	4,859
Fair value	$ 3	$ 19
Interest rate caps of US$ SOFR debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.80%	6.00%
Interest rate caps of US$ SOFR debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	1.00%
Interest rate caps of £ SONIA debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	2,048	1,438
Fair value	$ 3	$ 8
Interest rate caps of £ SONIA debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%	5.00%
Interest rate caps of £ SONIA debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%	1.00%
Interest rate caps of € EURIBOR debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	1,148	97
Rates		4.00%
Fair value	$ 0	$ 0
Interest rate caps of € EURIBOR debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%
Interest rate caps of € EURIBOR debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%
Interest rate swaps of £ SONIA debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	896	832
Rates	3.80%
Fair value	$ (1)	$ (1)
Interest rate swaps of £ SONIA debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.80%
Interest rate swaps of £ SONIA debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.70%
Interest rate swaps of AUD BBSW/BBSY debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	829	718
Fair value	$ 1
Fair value		$ (1)
Interest rate swaps of AUD BBSW/BBSY debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	4.50%
Interest rate swaps of AUD BBSW/BBSY debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.20%	3.00%
Interest rate caps of C$ CORRA debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	467
Fair value	$ 0
Interest rate caps of C$ CORRA debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.50%
Interest rate caps of C$ CORRA debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%
Interest rate caps of SEK STIBOR debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	159
Rates	3.50%
Fair value	$ 0
Interest rate swaps of S$ SORA debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	139
Rates	1.40%
Fair value	$ 3
Interest rate swaps of R$ IPCA debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	88
Fair value	$ 0
Interest rate swaps of R$ IPCA debt | Cash flow hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%
Interest rate swaps of R$ IPCA debt | Cash flow hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.40%
Interest rate caps of DKK CIBOR debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional	57
Rates	4.30%
Fair value	$ 0
Other interest rate derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional		274
Rates		4.50%
Fair value		$ 0